CAPITAL STOCK (Details Narrative 1) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Preferred stock, authorized	10,000,000	10,000,000	10,000,000
Preferred stock Series A,designated	3,500,000	3,500,000	3,500,000
Preferred stock Series A, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock Series A, Issued	2,234,673	2,126,574	1,924,230
Preferred stock Series A, Outstanding	2,234,673	2,126,574	1,924,230
Preferred stock Series B, par value	$ 0.001	$ 0.001
Preferred stock Series B, designated	12,000,000	12,000,000
Preferred stock Series B, shares issued	5,604,326	0
Accrued preferred stock dividend		$ 167,945	$ 97,110
Preferred Stock issued during year		202,344
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, Authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	24,390,013	24,330,013	22,310,894
Common stock, outstanding	24,390,013	24,330,013	22,310,894
Common Stock issued for services performed pursuant to a consulting agreemtn	60,000	200,000
Fair Value of shares issued for services	45,550	180,500
Preferred Stock
Accrued preferred stock dividend	137,060
Preferred Stock issued during year	108,099	202,344	117,001
Preferred B [Member]
Accrued preferred stock dividend	$ 7,418
Consulting Agmt [Member]
Common stock, shares issued	130,000
Common stock, per share	$ 1